Maturity [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds Dec 2030 Term Muni Bond ETF | iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.28%